Subsequent Events (Details) - Subsequent Event [Member] $ in Millions	Nov. 30, 2024 USD ($) shares
Acquisition of World Media and Entertainment Universal Inc. [Member]
Subsequent Events [Line Items]
Consideration amount (in Dollars) | $	$ 100
Non-Voting Redeemable Ordinary Shares [Member]
Subsequent Events [Line Items]
Share issue	1,680
Class A ordinary Share [Member] | World Media and Entertainment Universal Inc. [Member]
Subsequent Events [Line Items]
Share issue	13,333,333